KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 88.3%	Shares	Value
Communications - 6.4%
Entertainment Content - 3.4%
Walt Disney Company (The)	28,700	$ 3,397,506

Internet Media & Services - 3.0%
Alphabet, Inc. - Class C	13,800	2,946,714

Consumer Staples - 2.4%
Food - 2.4%
Tyson Foods, Inc. - Class A	41,200	2,339,336

Energy - 11.2%
Oil & Gas Producers - 9.3%
Black Stone Minerals, L.P.	169,300	2,058,688
BP plc - ADR	22,120	779,288
Diamondback Energy, Inc.	4,600	684,296
Exxon Mobil Corporation	24,221	2,768,218
Shell plc - ADR	39,454	2,914,861
		9,205,351
Oil & Gas Services & Equipment - 1.9%
Schlumberger Ltd.	51,155	1,884,550

Financials - 20.7%
Banking - 12.5%
Bank of America Corporation	69,420	3,522,371
Citigroup, Inc.	37,260	3,598,198
Citizens Financial Group, Inc.	54,950	2,872,786
Truist Financial Corporation	49,400	2,312,908
		12,306,263
Insurance - 8.2%
Chubb Ltd.	5,500	1,512,885
Equitable Holdings, Inc.	43,850	2,335,451
Everest Group Ltd.	3,100	1,059,828
Lincoln National Corporation	74,850	3,213,311
		8,121,475

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.3% (Continued)	Shares	Value
Health Care - 13.2%
Biotech & Pharma - 4.3%
Eli Lilly & Company	2,200	$ 1,611,676
Merck & Company, Inc.	31,500	2,649,780
		4,261,456
Health Care Facilities & Services - 2.2%
UnitedHealth Group, Inc.	6,835	2,117,961

Medical Equipment & Devices - 6.7%
Baxter International, Inc.	56,500	1,394,985
CONMED Corporation	43,500	2,364,660
Zimmer Biomet Holdings, Inc.	26,850	2,848,785
		6,608,430
Industrials - 3.2%
Electrical Equipment - 3.2%
Sensata Technologies Holding plc	97,120	3,160,285

Materials - 7.6%
Chemicals - 5.3%
FMC Corporation	63,582	2,486,056
International Flavors & Fragrances, Inc.	22,500	1,518,975
LyondellBasell Industries N.V. - Class A	22,000	1,239,700
		5,244,731
Containers & Packaging - 1.0%
Sonoco Products Company	20,200	954,450

Metals & Mining - 1.3%
BHP Group Ltd. - ADR	6,900	384,813
Rio Tinto plc - ADR	15,100	947,072
		1,331,885
Real Estate - 3.6%
REITs - 3.6%
Easterly Government Properties, Inc.	89,840	2,056,438
Realty Income Corporation	25,500	1,498,380
		3,554,818
Technology - 20.0%
Semiconductors - 14.3%
Micron Technology, Inc.	43,800	5,212,638

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.3% (Continued)	Shares	Value
Technology - 20.0% (Continued)
Semiconductors - 14.3% (Continued)
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	27,770	$ 6,411,260
Teradyne, Inc.	21,000	2,483,040
		14,106,938
Technology Hardware - 2.5%
Cisco Systems, Inc.	35,620	2,460,986

Technology Services - 3.2%
Global Payments, Inc.	35,750	3,175,315

Total Common Stocks (Cost $73,125,878)		$ 87,178,450

MONEY MARKET FUNDS - 11.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.20% (a) (Cost $11,423,263)	11,423,263	$ 11,423,263

Investments at Value - 99.9% (Cost $84,549,141)		$ 98,601,713

Other Assets in Excess of Liabilities - 0.1%		160,473

Net Assets - 100.0%		$ 98,762,186

ADR	- American Depositary Receipt
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	The rate shown is the 7-day effective yield as of August 31, 2025.